SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation (Details)	Jun. 30, 2023 ¥ / $	Jun. 30, 2023 £ / $	Dec. 31, 2022 ¥ / $	Dec. 31, 2022 £ / $	Jun. 30, 2022 ¥ / $	Jun. 30, 2022 £ / $
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
At end of the period	7.2688	0.7899	6.8987	0.8315	6.7030	0.8262
Average rate for the period ended	6.9294	0.8109	6.7347	0.8121	6.4816	0.7713